Segment Reporting - Disclosure of Detailed Information About Operating Segments Financial Position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets.-
Cash and cash equivalent	S/ 900,168	S/ 950,701	S/ 807,214
Trade accounts receivables, net	703,167	914,204
Work in progress, net	186,433	49,457
Accounts receivable from related parties	27,338	36,658
Other accounts receivable	433,531	454,474
Inventories, net	552,000	555,401
Prepaid expenses	22,972	16,478
Current assets before non-current assets classified as held for sale	2,825,609	2,977,373
Non-current assets classified as held for sale		2,398
Total current assets	2,825,609	2,979,771
Long-term trade accounts receivable, net	730,666	779,609
Long-term work in progress, net		23,117
Long-term accounts receivable from related parties	620,071	574,723
Prepaid expenses	22,264	27,934
Other long-term accounts receivable	328,223	273,432
Investments in associates and joint ventures	35,516	37,035
Investment property	26,073	28,326
Property, plant and equipment, net	405,469	463,990	503,584	S/ 865,735
Intangible assets, net	791,990	854,227	868,050	S/ 940,070
Right-of-use assets, net	64,518	90,581
Deferred income tax asset	262,165	271,719
Total non-current assets	3,286,955	3,424,693	S/ 4,310,507
Total assets	6,112,564	6,404,464
LIABILITIES AND EQUITY
Borrowings	452,884	481,529
Bonds	58,446	44,737
Trade accounts payable	1,097,167	1,159,075
Accounts payable to related parties	43,818	38,916
Current income tax	34,494	51,169
Other accounts payable	718,406	669,674
Provisions	92,757	113,483
Total current liabilities	2,497,972	2,558,583
Borrowings	445,436	409,066
Long-term bonds	874,313	879,305
Long-term trade accounts payable	40,502	34,814
Other long-term accounts payable	183,232	296,290
Long-term accounts payable to related parties	36,297	22,583
Provisions	336,609	214,952
Derivative financial instruments		52
Deferred income tax liability	102,907	112,734
Total non-current liabilities	2,019,296	1,969,796
Total liabilities	4,517,268	4,528,379
Equity attributable to controlling interest in the Company	1,267,606	1,477,810
Non-controlling interest	327,690	398,275
Total liabilities and equity	6,112,564	6,404,464
Elimination of intersegment amounts [member]
Assets.-
Accounts receivable from related parties	(218,159)	(312,535)
Other accounts receivable	2	2
Inventories, net	(1,727)	(11,601)
Current assets before non-current assets classified as held for sale		(324,134)
Total current assets	(219,884)	(324,134)
Long-term accounts receivable from related parties	(332,431)	(308,023)
Prepaid expenses	(510)	(510)
Investments in associates and joint ventures	(1,411,394)	(1,582,294)
Investment property	(44,521)
Property, plant and equipment, net	33,560	(1,159)
Intangible assets, net	6,081	7,134
Right-of-use assets, net	(13,595)	(15,315)
Deferred income tax asset	5,123	5,176
Total non-current assets	(1,757,687)	(1,894,991)
Total assets	(1,977,571)	(2,219,125)
LIABILITIES AND EQUITY
Borrowings	(10,973)	(9,039)
Accounts payable to related parties	(216,420)	(309,190)
Other accounts payable	4,596
Total current liabilities	(222,797)	(318,229)
Borrowings	(25,115)	(7,783)
Long-term accounts payable to related parties	(316,361)	(310,161)
Total non-current liabilities	(341,476)	(317,944)
Total liabilities	(564,273)	(636,173)
Equity attributable to controlling interest in the Company	(1,302,076)	(1,473,185)
Non-controlling interest	(111,222)	(109,767)
Total liabilities and equity	(1,977,571)	(2,219,125)
Parent company operations [member]
Assets.-
Cash and cash equivalent	50,346	33,570
Trade accounts receivables, net	64,390	93,452
Accounts receivable from related parties	102,103	99,794
Other accounts receivable	35,051	37,248
Inventories, net	360	2,828
Prepaid expenses	6,281	5,252
Current assets before non-current assets classified as held for sale		272,144
Total current assets	258,531	272,144
Long-term trade accounts receivable, net	27,495	26,407
Long-term accounts receivable from related parties	611,498	552,687
Other long-term accounts receivable	60,696	60,735
Investments in associates and joint ventures	1,322,865	1,495,422
Investment property	44,521
Property, plant and equipment, net	16,718	69,899
Intangible assets, net	19,017	20,402
Right-of-use assets, net	51,401	67,300
Deferred income tax asset	53,536	51,552
Total non-current assets	2,207,747	2,344,404
Total assets	2,466,278	2,616,548
LIABILITIES AND EQUITY
Borrowings	102,469	148,648
Trade accounts payable	57,625	56,442
Accounts payable to related parties	15,708	58,951
Current income tax	811	3,456
Other accounts payable	40,252	68,802
Provisions	62,787	82,580
Total current liabilities	279,652	418,879
Borrowings	328,753	254,931
Long-term trade accounts payable	40,502	34,814
Other long-term accounts payable	4,654	26,291
Long-term accounts payable to related parties	186,886	165,286
Provisions	148,548	68,474
Deferred income tax liability		243
Total non-current liabilities	709,343	550,039
Total liabilities	988,995	968,918
Equity attributable to controlling interest in the Company	1,474,398	1,644,707
Non-controlling interest	2,885	2,923
Total liabilities and equity	2,466,278	2,616,548
Operating segments [member] | Engineering and Construction [member]
Assets.-
Cash and cash equivalent	382,850	372,991
Trade accounts receivables, net	425,939	531,591
Work in progress, net	186,433	49,457
Accounts receivable from related parties	107,495	202,181
Other accounts receivable	323,084	327,977
Inventories, net	58,653	57,093
Prepaid expenses	7,798	6,812
Current assets before non-current assets classified as held for sale		1,548,102
Non-current assets classified as held for sale		2,398
Total current assets	1,492,252	1,550,500
Long-term trade accounts receivable, net	53,036	97,256
Long-term accounts receivable from related parties	315,393	318,748
Other long-term accounts receivable	134,719	86,097
Investments in associates and joint ventures	109,870	109,839
Investment property	1,467	1,450
Property, plant and equipment, net	169,091	186,589
Intangible assets, net	143,575	136,547
Right-of-use assets, net	8,179	5,638
Deferred income tax asset	174,269	176,740
Total non-current assets	1,109,599	1,118,904
Total assets	2,601,851	2,669,404
LIABILITIES AND EQUITY
Borrowings	230,682	180,535
Bonds	4,546
Trade accounts payable	861,833	932,142
Accounts payable to related parties	185,104	206,907
Current income tax	26,922	18,451
Other accounts payable	525,195	441,271
Provisions	8,876	6,031
Total current liabilities	1,843,158	1,785,337
Borrowings	25,273	32,620
Long-term bonds	22,911
Other long-term accounts payable	140,605	222,887
Long-term accounts payable to related parties	104,432	120,255
Provisions	122,503	80,125
Deferred income tax liability	25,576	31,037
Total non-current liabilities	441,300	486,924
Total liabilities	2,284,458	2,272,261
Equity attributable to controlling interest in the Company	261,501	330,992
Non-controlling interest	55,892	66,151
Total liabilities and equity	2,601,851	2,669,404
Operating segments [member] | Energy infrastructure [member]
Assets.-
Cash and cash equivalent	60,165	53,118
Trade accounts receivables, net	37,614	63,402
Accounts receivable from related parties	35	369
Other accounts receivable	27,900	30,853
Inventories, net	36,016	32,366
Prepaid expenses	1,964	1,271
Current assets before non-current assets classified as held for sale		181,379
Total current assets	163,694	181,379
Prepaid expenses	981	887
Other long-term accounts receivable	70,694	63,649
Investments in associates and joint ventures	8,080	8,006
Property, plant and equipment, net	166,382	184,819
Intangible assets, net	250,327	244,901
Right-of-use assets, net	9,872	24,038
Deferred income tax asset	4,717	4,741
Total non-current assets	511,053	531,041
Total assets	674,747	712,420
LIABILITIES AND EQUITY
Borrowings	32,550	42,760
Trade accounts payable	51,225	67,444
Accounts payable to related parties	1,083	2,233
Current income tax	1,351	961
Other accounts payable	12,905	16,721
Provisions	18,943	18,459
Total current liabilities	118,057	148,578
Borrowings	103,154	116,218
Provisions	37,599	40,268
Derivative financial instruments		52
Deferred income tax liability	36,793	36,476
Total non-current liabilities	177,546	193,014
Total liabilities	295,603	341,592
Equity attributable to controlling interest in the Company	354,982	346,415
Non-controlling interest	24,162	24,413
Total liabilities and equity	674,747	712,420
Operating segments [member] | Toll roads infrastructure [member]
Assets.-
Cash and cash equivalent	117,893	123,020
Trade accounts receivables, net	25,014	44,513
Accounts receivable from related parties	31,868	43,852
Other accounts receivable	23,631	30,228
Inventories, net	8,496	7,109
Prepaid expenses	6,485	2,779
Current assets before non-current assets classified as held for sale		251,501
Total current assets	213,387	251,501
Long-term trade accounts receivable, net	15,740	36,273
Long-term work in progress, net		23,117
Long-term accounts receivable from related parties	14,508	836
Prepaid expenses	19,009	24,462
Other long-term accounts receivable	531	5,156
Property, plant and equipment, net	9,186	11,106
Intangible assets, net	371,437	443,420
Right-of-use assets, net	4,626	3,860
Deferred income tax asset	5,037	13,054
Total non-current assets	440,074	561,284
Total assets	653,461	812,785
LIABILITIES AND EQUITY
Borrowings	2,405	2,383
Bonds	32,819	28,995
Trade accounts payable	51,221	34,762
Accounts payable to related parties	17,738	35,554
Current income tax	1,638	3,710
Other accounts payable	35,997	53,987
Provisions	1,659	6,183
Total current liabilities	143,477	165,574
Borrowings	2,291	2,070
Long-term bonds	248,029	276,550
Other long-term accounts payable	11,623	15,989
Long-term accounts payable to related parties	836	836
Provisions	26,034	24,691
Deferred income tax liability	1,518	5,806
Total non-current liabilities	290,331	325,942
Total liabilities	433,808	491,516
Equity attributable to controlling interest in the Company	161,710	258,223
Non-controlling interest	57,943	63,046
Total liabilities and equity	653,461	812,785
Operating segments [member] | Transportation infrastructure [member]
Assets.-
Cash and cash equivalent	207,975	300,896
Trade accounts receivables, net	111,602	97,059
Accounts receivable from related parties	2,624	1,853
Other accounts receivable	13,220	18,548
Inventories, net	31,861	30,594
Prepaid expenses	328	231
Current assets before non-current assets classified as held for sale		449,181
Total current assets	367,610	449,181
Long-term trade accounts receivable, net	632,214	619,086
Prepaid expenses	2,048	2,307
Property, plant and equipment, net	794	841
Intangible assets, net	681	794
Right-of-use assets, net	99	5
Total non-current assets	635,836	623,033
Total assets	1,003,446	1,072,214
LIABILITIES AND EQUITY
Borrowings	42	5
Bonds	21,081	15,742
Trade accounts payable	32,637	28,508
Accounts payable to related parties	21,531	21,024
Current income tax	3,606	23,887
Other accounts payable	6,719	4,713
Total current liabilities	85,616	93,879
Borrowings	59
Long-term bonds	603,373	602,755
Other long-term accounts payable	231	2,176
Long-term accounts payable to related parties	36,297	22,583
Provisions	1,925	1,394
Deferred income tax liability	39,020	39,172
Total non-current liabilities	680,905	668,080
Total liabilities	766,521	761,959
Equity attributable to controlling interest in the Company	177,694	232,692
Non-controlling interest	59,231	77,563
Total liabilities and equity	1,003,446	1,072,214
Operating segments [member] | Water treatment infrastructure [member]
Assets.-
Cash and cash equivalent	7,408	6,388
Trade accounts receivables, net	565	1,168
Accounts receivable from related parties	30
Other accounts receivable	197	109
Prepaid expenses	116	133
Current assets before non-current assets classified as held for sale		7,798
Total current assets	8,316	7,798
Long-term accounts receivable from related parties	11,103	10,475
Prepaid expenses	736	788
Other long-term accounts receivable	7,346	7,346
Property, plant and equipment, net	146	153
Right-of-use assets, net		7
Deferred income tax asset	779	720
Total non-current assets	20,110	19,489
Total assets	28,426	27,287
LIABILITIES AND EQUITY
Borrowings		6
Trade accounts payable	61	132
Current income tax	166
Other accounts payable	766	835
Total current liabilities	993	973
Other long-term accounts payable	2,762	2,106
Long-term accounts payable to related parties	24,207	23,784
Total non-current liabilities	26,969	25,890
Total liabilities	27,962	26,863
Equity attributable to controlling interest in the Company	464	424
Total liabilities and equity	28,426	27,287
Operating segments [member] | Real estate [member]
Assets.-
Cash and cash equivalent	73,531	60,718
Trade accounts receivables, net	38,043	83,019
Accounts receivable from related parties	1,342	1,144
Other accounts receivable	10,446	9,509
Inventories, net	418,341	437,012
Current assets before non-current assets classified as held for sale		591,402
Total current assets	541,703	591,402
Long-term trade accounts receivable, net	2,181	587
Other long-term accounts receivable	54,237	50,449
Investments in associates and joint ventures	6,095	6,062
Investment property	24,606	26,876
Property, plant and equipment, net	9,592	11,742
Intangible assets, net	872	1,029
Right-of-use assets, net	3,936	5,048
Deferred income tax asset	18,704	19,736
Total non-current assets	120,223	121,529
Total assets	661,926	712,931
LIABILITIES AND EQUITY
Borrowings	95,709	116,231
Trade accounts payable	42,565	39,645
Accounts payable to related parties	19,074	23,437
Current income tax		704
Other accounts payable	91,976	83,345
Provisions	492	230
Total current liabilities	249,816	263,592
Borrowings	11,021	11,010
Other long-term accounts payable	23,357	26,841
Total non-current liabilities	34,378	37,851
Total liabilities	284,194	301,443
Equity attributable to controlling interest in the Company	138,933	137,542
Non-controlling interest	238,799	273,946
Total liabilities and equity	S/ 661,926	S/ 712,931